Real estate properties development completed and under development (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Real Estate Properties [Line Items]
Real estate properties development completed	$ 477,179,252	$ 24,076,559	$ 12,308,999
Under development	2,632,376,891	2,750,327,272
Profit recognized	332,294,461	347,083,874
Less: progress billings (see Note 14)	(1,245,536,188)	(1,210,089,345)
Real estate properties under development	1,719,135,164	1,887,321,801	$ 1,714,575,052
Total real estate properties development completed and under development	2,196,314,416	1,911,398,360
Aggregate net book value of land use right pledged as collateral for bank loans	379,078,976	1,018,987,851
Use Rights [Member]
Real Estate Properties [Line Items]
Real estate properties under development	1,231,794,738	1,130,109,973
Zhengzhou Century East A [Member]
Real Estate Properties [Line Items]
Real estate properties development completed	2,277,168	4,775,131
Suzhou International City Garden [Member]
Real Estate Properties [Line Items]
Real estate properties development completed	89,490	2,018,240
Suzhou Xin City [Member]
Real Estate Properties [Line Items]
Real estate properties development completed	16,624,117	16,736,651
Kunshan International City Garden [Member]
Real Estate Properties [Line Items]
Real estate properties development completed	867,612	546,537
Jinan Xinyuan Splendid [Member]
Real Estate Properties [Line Items]
Real estate properties development completed	2,309,387	0
Under development	0	40,847,827
Zhengzhou Xin City [Member]
Real Estate Properties [Line Items]
Real estate properties development completed	15,762,256	0
Under development	0	46,165,101
Beijing Xindo Park [Member]
Real Estate Properties [Line Items]
Real estate properties development completed	52,671,437	0
Under development	0	176,553,742
Kunshan Royal Palace [Member]
Real Estate Properties [Line Items]
Under development	106,317,899	215,917,469
Suzhou Lake Royal Palace [Member]
Real Estate Properties [Line Items]
Real estate properties development completed	76,426,976	0
Under development	0	267,569,547
Xingyang Splendid Phase I [Member]
Real Estate Properties [Line Items]
Real estate properties development completed	11,344,548	0
Under development	0	32,010,140
Xuzhou Colorful City [Member]
Real Estate Properties [Line Items]
Under development	39,910,908	54,157,809
Xingyang Splendid Phase II [Member]
Real Estate Properties [Line Items]
Under development	65,914,086	43,311,674
Xingyang Splendid Phase III [Member]
Real Estate Properties [Line Items]
Under development	25,059,220	23,896,026
Xingyang Splendid Phase IV [Member]
Real Estate Properties [Line Items]
Under development	7,355,332	6,762,190
Zhengzhou Xindo Park (residential) [Member]
Real Estate Properties [Line Items]
Real estate properties development completed	9,985,798	0
Under development	0	29,098,191
Zhengzhou Xindo Park (commercial) [Member]
Real Estate Properties [Line Items]
Under development	97,287,900	73,294,372
Jinan Royal Palace [Member]
Real Estate Properties [Line Items]
Under development	267,899,017	261,268,961
Sanya Yazhou Bay No.1 [Member]
Real Estate Properties [Line Items]
Under development	142,950,465	109,896,103
Shanghai Yipin Royal Palace [Member]
Real Estate Properties [Line Items]
Real estate properties development completed	91,307,299	0
Under development	0	215,117,468
Changsha Xinyuan Splendid [Member]
Real Estate Properties [Line Items]
Under development	213,231,900	194,444,916
Chengdu Thriving Family [Member]
Real Estate Properties [Line Items]
Under development	265,695,975	258,173,028
Jinan Xin Central [Member]
Real Estate Properties [Line Items]
Under development	120,430,389	163,174,394
Zhengzhou Fancy City [Member]
Real Estate Properties [Line Items]
Under development	67,957,047	71,896,698
Tianjin Spring Royal Palace [Member]
Real Estate Properties [Line Items]
Under development	90,412,297	65,583,961
Henan Xin Central I [Member]
Real Estate Properties [Line Items]
Under development	112,073,981	127,696,203
Henan Xin Central II [Member]
Real Estate Properties [Line Items]
Under development	51,633,387	39,117,259
Zhengzhou Fancy City II(South) [Member]
Real Estate Properties [Line Items]
Under development	52,819,852	0
Zhengzhou Fancy City II(North) [Member]
Real Estate Properties [Line Items]
Under development	36,768,148	0
Xi'an Metropolitan [Member]
Real Estate Properties [Line Items]
Under development	228,453,322	0
Kunshan Xindo Park [Member]
Real Estate Properties [Line Items]
Under development	94,591,527	0
Zhengzhou International New City I [Member]
Real Estate Properties [Line Items]
Under development	140,971,898	0
Zhengzhou International New City II [Member]
Real Estate Properties [Line Items]
Under development	58,441,356	0
Beijing Liyuan project [Member]
Real Estate Properties [Line Items]
Under development	149,726,569	0
Changsha New project [Member]
Real Estate Properties [Line Items]
Under development	53,014,425	0
XIN Eco Marine Group Properties Sdn Bhd [Member]
Real Estate Properties [Line Items]
Under development	9,961,455	8,165,745
New York Oosten [Member]
Real Estate Properties [Line Items]
Real estate properties development completed	197,513,164	0
Under development	0	226,208,448
Hudson Garden project [Member]
Real Estate Properties [Line Items]
Under development	64,926,299	0
Flushing [Member]
Real Estate Properties [Line Items]
Under development	$ 68,572,237	$ 0